Accumulated other comprehensive income, net of tax (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Accumulated Other Comprehensive Income - Schedule of Accumulated Other Comprehensive Income
USD'000
Accumulated other comprehensive income as at December 31, 2021		621
Total net foreign currency translation adjustments (1)	(16)
Total defined benefit pension adjustment	170
Total other comprehensive income / (loss), net		154
Accumulated other comprehensive income as at December 31, 2022		775
Total net foreign currency translation adjustments	(2)
Total defined benefit pension adjustment	11
Total other comprehensive income / (loss), net		9
Accumulated other comprehensive income as at December 31, 2023		784
(1) Adjusted for rounding